Business Combination and Others - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	Sep. 21, 2020 TPA MW Mines	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)
Statement [LineItems]
Thermal power capacity | MW	100
Ferro Alloys Corporation Limited [Member]
Statement [LineItems]
Proportion of ownership interest in subsidiary	90.00%
Capacity of the plant | TPA	72,000
Number of chrome mines owned | Mines	2
Revenue of combined entity as if combination occurred at beginning of period		₨ 870,867	$ 11,907
Profit of combined entity as if combination occurred at beginning of period		₨ 166,237	$ 2,273
Percentage of equity stake acquired		100.00%	100.00%